Investment Strategy	May 29, 2026
Tuttle Capital Concentrated Memory Stack ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed ETF that seeks long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that the Adviser believes are “pure play” participants in the memory semiconductor ecosystem (“Memory Stack Companies”). The Adviser defines the “memory stack” as the ecosystem of companies involved in the development, manufacturing, packaging, testing, and commercialization of memory semiconductors, or that supply the equipment, materials and services used to manufacture memory semiconductors. Packaging refers to the process by which finished semiconductor wafers are cut into individual dies and assembled into a protective housing with electrical interconnections that allow the chip to be mounted on a printed circuit board. Memory technologies include, but are not limited to, dynamic random access memory (“DRAM”), NAND flash memory, high-bandwidth memory (“HBM”), 3D-stacked and chiplet-based memory architectures, and emerging or next-generation memory technologies. The Adviser expects AI-driven demand for high-bandwidth and high-performance memory solutions to be a significant driver of industry growth.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of Memory Stack Companies and in derivatives and other instruments that provide economic equivalent exposure to the equity securities of such companies, such as total return swaps on Memory Stack Companies or on baskets or indexes of Memory Stack Companies, listed and over-the-counter options on Memory Stack Companies or on exchange-traded products that provide exposure to the equity securities of such companies, futures contracts on indexes that include Memory Stack Companies, and shares of other registered investment companies, including exchange-traded funds, that provide exposure to Memory Stack Companies (collectively, “Memory Stack Investments”). A company generally qualifies as a Memory Stack Company if it derives at least 25% of its revenues from memory-related products or services.

Memory Stack Companies include companies engaged in the design, fabrication, or production of memory semiconductors such as DRAM, NAND, and HBM, as well as companies that derived at least 25% of their most recently reported annual revenues from enabling advanced memory architectures. These include companies the derived at least 25% of their most recently reported annual revenues from advanced semiconductor packaging and assembly, 2.5D and 3D packaging and integration technologies, through-silicon via (“TSV”) and chiplet integration, outsourced semiconductor assembly and test (“OSAT”) services, substrates, interconnects and advanced materials, and inspection, metrology, and semiconductor testing equipment. The Fund may invest in diversified semiconductor or semiconductor equipment companies if they meet either of the 25% revenue thresholds above. A diversified semiconductor company refers to a company that designs, manufactures, or markets semiconductor products across multiple end markets or product categories, including logic, analog, mixed-signal, power, memory, and other semiconductor categories, rather than focusing exclusively on memory semiconductors.

The Fund will invest in a limited number of investments, focusing on investments that the Adviser believes have the highest expected return relative to risk, and is expected to hold approximately 20 to 35 securities, although the number of holdings may vary. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. The Fund may invest in companies of any market capitalization, including micro-, small-, mid-, and large-capitalization companies. The Fund does not seek to track the performance of any index and relies on the Adviser’s active security selection process.

The Fund may invest in equity securities of Memory Stack Companies that are organized, domiciled, or have a principal executive office in the United States or in non-U.S. developed markets. "Non-U.S. developed markets" means countries included in the MSCI World Index, which currently includes Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund may invest directly in local market ordinary shares of non-U.S. companies or it may invest in American depositary receipts ("ADRs") or Global depository receipts ("GDRs"). The Fund may also invest in emerging markets, but does not anticipate that investments in emerging markets will exceed 40% of its net assets.

The Fund may obtain exposure to Memory Stack Investments through direct investments and/or through derivatives. The Fund may invest in total return swaps, options, and futures, including instruments that reference an index or a basket of securities selected by the Adviser. Reference assets will consist of (i) individual equity securities of Memory Stack Companies, (ii) custom baskets of Memory Stack Companies constructed by the Adviser, and (iii) broad-based or sector-based indexes that have a meaningful weighting in Memory Stack Companies or in the semiconductor industry generally. In selecting reference assets, the Adviser will consider liquidity, transaction costs, financing costs, counterparty creditworthiness, correlation with the Fund’s targeted exposure, and the availability of the reference asset in derivative form. Derivatives may be used as a substitute for direct investment in Memory Stack Companies, to obtain efficient exposure to Memory Stack Investments, to equitize cash positions, or to manage portfolio exposures during creations and redemptions. Equitizing cash positions refers to the practice of obtaining equity market exposure through derivatives (such as index futures or total return swaps) on the cash balances that the Fund holds for collateral, liquidity management, or pending investment and is intended to allow the Fund’s cash holdings to generate returns approximating those of the Fund’s targeted equity exposure rather than only earning short-term interest rates. The Fund will not use derivatives to create notional exposure in excess of 100% of its net assets. The Fund’s use of derivatives may create economic leverage and may increase the volatility of the Fund’s returns.

For temporary defensive purposes, the Fund may invest without limit in cash, cash equivalents, or short-term instruments in attempting to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may not achieve its investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of Memory Stack Companies and in derivatives and other instruments that provide economic equivalent exposure to the equity securities of such companies, such as total return swaps on Memory Stack Companies or on baskets or indexes of Memory Stack Companies, listed and over-the-counter options on Memory Stack Companies or on exchange-traded products that provide exposure to the equity securities of such companies, futures contracts on indexes that include Memory Stack Companies, and shares of other registered investment companies, including exchange-traded funds, that provide exposure to Memory Stack Companies (collectively, “Memory Stack Investments”).
Tuttle Capital Memory Stack Income Blast ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed ETF that seeks to provide current income while maintaining exposure to the memory semiconductor ecosystem. The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that the Adviser believes are “pure play” participants in the memory semiconductor ecosystem (“Memory Stack Companies”). The Adviser defines the “memory stack” as the ecosystem of companies involved in the development, manufacturing, packaging, testing, and commercialization of memory semiconductors, or that supply the equipment, materials and services used to manufacture memory semiconductors. Packaging refers to the process by which finished semiconductor wafers are cut into individual dies and assembled into a protective housing with electrical interconnections that allow the chip to be mounted on a printed circuit board. Memory technologies include, but are not limited to, dynamic random access memory (“DRAM”), NAND flash memory, high-bandwidth memory (“HBM”), 3D-stacked and chiplet-based memory architectures and emerging memory technologies.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of Memory Stack Companies and in derivatives and other instruments that provide economic equivalent exposure to the equity securities of such companies, such as total return swaps on Memory Stack Companies or on baskets or indexes of Memory Stack Companies, listed and over-the-counter options on Memory Stack Companies or on exchange-traded products that provide exposure to the equity securities of such companies, futures contracts on indexes that include Memory Stack Companies, and shares of other registered investment companies, including exchange-traded funds, that provide exposure to Memory Stack Companies (collectively, “Memory Stack Investments”). A company generally qualifies as a Memory Stack Company if it derives at least 25% of its revenues from memory-related products or services

Memory Stack Companies include companies engaged in the design, fabrication, or production of memory semiconductors such as DRAM, NAND, and HBM, as well as companies that derived at least 25% of their most recently reported annual revenues from enabling advanced memory architectures. These include companies the derived at least 25% of their most recently reported annual revenues from advanced semiconductor packaging and assembly, 2.5D and 3D packaging and integration technologies, through-silicon via (“TSV”) and chiplet integration, outsourced semiconductor assembly and test (“OSAT”) services, substrates, interconnects and advanced materials, and inspection, metrology, and semiconductor testing equipment. The Fund may invest in diversified semiconductor or semiconductor equipment companies if they meet either of the 25% revenue thresholds above. A diversified semiconductor company refers to a company that designs, manufactures, or markets semiconductor products across multiple end markets or product categories, including logic, analog, mixed-signal, power, memory, and other semiconductor categories, rather than focusing exclusively on memory semiconductors.

The Fund will invest in a limited number of investments, focusing on investments that the Adviser believes have the highest expected return relative to risk, and is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means it may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. The Fund may invest in companies of any market capitalization, including micro-, small-, mid- and large-capitalization companies.

The Fund may invest in equity securities of Memory Stack Companies that are organized, domiciled, or have a principal executive office in the United States or in non-U.S. developed markets. "Non-U.S. developed markets" means countries included in the MSCI World Index, which currently includes Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund may invest directly in local market ordinary shares of non-U.S. companies or it may invest in American depositary receipts ("ADRs") or Global depository receipts ("GDRs"). The Fund may also invest in emerging markets, but does not anticipate that investments in emerging markets will exceed 20% of its net assets.

The Fund may obtain exposure to Memory Stack Investments through direct investments and/or through derivatives. Reference assets will consist of (i) individual equity securities of Memory Stack Companies, (ii) custom baskets of Memory Stack Companies constructed by the Adviser, and (iii) broad-based or sector-based indexes that have a meaningful weighting in Memory Stack Companies or in the semiconductor industry generally. In selecting reference assets, the Adviser will consider liquidity, transaction costs, financing costs, counterparty creditworthiness, correlation with the Fund’s targeted exposure, and the availability of the reference asset in derivative form. Derivatives may be used as a substitute for direct investment in Memory Stack Companies, to obtain efficient exposure to Memory Stack Investments, to equitize cash positions, or to manage portfolio exposures during creations and redemptions. Equitizing cash positions refers to the practice of obtaining equity market exposure through derivatives (such as index futures or total return swaps) on the cash balances that the Fund holds for collateral, liquidity management, or pending investment and is intended to allow the Fund’s cash holdings to generate returns approximating those of the Fund’s targeted equity exposure rather than only earning short-term interest rates. The Fund will not use derivatives to create notional exposure in excess of 100% of its net assets. The Fund’s use of derivatives may create economic leverage and may increase the volatility of the Fund’s returns.
In addition to its equity exposure, the Fund seeks to generate current income by employing a systematic put credit spread strategy (“Put Spreads”). A Put Spread generally consists of selling a put option at one strike price and simultaneously purchasing a put option at a lower strike price with the same expiration date. The premium received from selling Put Spreads, net of the cost of the purchased put options, transaction costs and Fund expenses, is a source of distributable income for the Fund.

The Fund may sell Put Spreads on one or more “Reference Instruments,” which may include exchange-traded products, broad-based or sector-based indexes, or individual securities that the Adviser believes are sufficiently liquid and that generally reflect the risk characteristics of Memory Stack Investments. The Reference Instruments are expected to be closely related to the memory semiconductor or broader semiconductor ecosystem. The Adviser will select Reference Instruments, strike prices, notional exposure levels and option tenors based on factors such as implied volatility, market conditions, liquidity and overall portfolio risk. The strike prices may be selected to be in-the-money, at-the-money or out-of-the-money depending on market conditions.The Fund intends to implement and roll Put Spreads on a recurring basis. The Fund may close, roll or replace option positions prior to expiration. These option transactions may result in realized gains and losses and may increase portfolio turnover. A higher portfolio turnover rate may result in higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. While the purchased put option is intended to define downside exposure associated with each spread, the Fund may experience significant losses if the value of a Reference Instrument declines substantially.

To collateralize its put credit spread positions, the Fund may invest a portion of its assets in cash and cash equivalents, including U.S. Treasury securities, money market instruments or other short-term instruments.

The Fund intends to make weekly distribution payments to shareholders. Distributions are expected to be derived primarily from net option premiums and may also include dividends, capital gains and, if necessary, return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. There is no guarantee that the Fund will be able to make weekly distributions or that the level of distributions will be maintained over time.

There is no guarantee that the Fund’s investment strategy will be properly implemented or that the Fund will achieve its objective, and an investor may lose some or all of its investment.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of Memory Stack Companies and in derivatives and other instruments that provide economic equivalent exposure to the